Related parties - Schedule of Transactions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Short-term employee benefits	SFr 1,922	SFr 1,825	SFr 2,556
Post-employment benefits	14,373	2,072	273
Share-based compensation	67,328	10,044	9,568
On Executive Team	SFr 83,623	SFr 13,940	SFr 12,397